Provisions - Summary of Provisions are Expected to be Settled Within the Following Time Windows (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	$ 605	$ 763	$ 911
Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	80	104	103
Indirect Taxes - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	90
Labor - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	114
Commercial - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	55
Environmental - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	5
Excise duties - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	16
Other Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	140
Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	420	489	436
Other - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	106	$ 170	$ 372
Less than 1 year [member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	168
Less than 1 year [member] | Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	36
Less than 1 year [member] | Indirect Taxes - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	10
Less than 1 year [member] | Labor - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	14
Less than 1 year [member] | Commercial - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	16
Less than 1 year [member] | Environmental - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	5
Less than 1 year [member] | Other Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	39
Less than 1 year [member] | Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	82
Less than 1 year [member] | Other - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	49
1-2 years [member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	235
1-2 years [member] | Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	11
1-2 years [member] | Indirect Taxes - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	27
1-2 years [member] | Labor - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	55
1-2 years [member] | Commercial - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	27
1-2 years [member] | Excise duties - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	11
1-2 years [member] | Other Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	70
1-2 years [member] | Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	190
1-2 years [member] | Other - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	35
2-5 years [member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	100
2-5 years [member] | Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	14
2-5 years [member] | Indirect Taxes - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	2
2-5 years [member] | Labor - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	36
2-5 years [member] | Commercial - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	9
2-5 years [member] | Excise duties - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	5
2-5 years [member] | Other Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	13
2-5 years [member] | Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	65
2-5 years [member] | Other - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	21
Greater than 5 years [member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	102
Greater than 5 years [member] | Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	19
Greater than 5 years [member] | Indirect Taxes - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	51
Greater than 5 years [member] | Labor - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	10
Greater than 5 years [member] | Commercial - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	3
Greater than 5 years [member] | Other Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	18
Greater than 5 years [member] | Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	83
Greater than 5 years [member] | Other - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	$ 0